The following documents are hereby incorporated by reference:

  The Semi-Annual Report of the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II and the Fidelity Insurance Variable Insurance Products Fund III dated June 30, 1998, filed with the Commission on August 20, 1998 (0000917951-98-000011).

  The Semi-Annual Reports of American Century Variable Portfolios dated June 30, 1998, filed with the Commission on August 26, 1998 (0000814680-98-000011).